Document and Entity Information	Nov. 15, 2023
Cover [Abstract]
Entity Registrant Name	Battalion Oil Corp
Entity Address, Address Line One	3505 West Sam Houston Parkway North, Suite 300
Entity Central Index Key	0001282648
Document Type	8-K
Entity Address, City or Town	Houston
Document Period End Date	Nov. 15, 2023
Entity Incorporation, State or Country Code	DE
Securities Act File Number	001-35467
Entity Address, State or Province	TX
City Area Code	832
Entity Tax Identification Number	20-0700684
Entity Address, Postal Zip Code	77043
Local Phone Number	538-0300
Title of 12(b) Security	Common Stock par value $0.0001
Amendment Flag	false
Security Exchange Name	NYSEAMER
Written Communications	false
Trading Symbol	BATL
Soliciting Material	false
Pre-commencement Issuer Tender Offer	false
Pre-commencement Tender Offer	false
Entity Emerging Growth Company	false